FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: SEPTEMBER 30, 2002

                          Check here if Amendment [ ]:

                        This Amendment (Check only one.):

                              [ ] is a restatement

                         [ ] adds new holdings entries.

              Institutional Investment Manager Filing this Report:


                         Name: Darwin Capital (GP), LLC

                       Address: 500 Park Avenue, Suite 510
                            New York, New York 10022

                          Form 13F File Number: 28-7420
             The institutional investment manager filing this report
          and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and
              complete, and that it is understood that all required
              items, statements, schedules, lists, and tables, are
                          considered integral parts of
                                   this form.

Person Signing this Report on Behalf of Reporting Manager:

Reporting Manager:

Name:              Paul E. Tierney, Jr.
                   --------------------


Title:
Phone:                          212-758-5822

Signature, Place, and Date of Signing:

/s/Paul E. Tierney, Jr.
New York, New York                       November 14, 2002

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).

                              Form 13F Summary Page

                                 Report Summary

Number of Other Included Managers:                              0
                                                                -

Form 13F Information Table Entry Total:                         0
                                                                -

Form 13F Information Table Value Total:                        $0
                                                               --
List of Other Included Managers:

                                         Provide a numbered list of the name(s)
                                         and Form 13F file number(s) of all
                                         institutional investment managers with
                                         respect to which this report is filed,
                                         other than the manager filing this
                                         report. [If there are no entries in
                                         this list, state "NONE" and omit the
                                         column headings and list entries.]

No.          NONE


Form 13F File Number
Name: